Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Classes of other provisions [abstract]
Summary of Provisions	Provisions were comprised of the following:

	December 31, 2024	December 31, 2023	January 1, 2023

Warranties	$16	$11	$10

Other provisions	6	9	4

Total provisions	$22	$20	$14

Summary of Tabular Form of Movement in Provisions

December 31, 2024	Warranties	Other provisions	Total

Opening balance	$11	$9	$20

Additions during the year	13	19	32

Amounts settled and/or released in the year	(8)	(3)	(11)

Reversal	-	(19)	(19)

Closing balance	$16	$6	$22

December 31, 2023	Warranties	Other provisions	Total

Opening balance	$10	$4	$14

Additions during the year	7	6	13

Amounts settled and/or released in the year	(6)	(1)	(7)

Closing balance	$11	$9	$20